UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:   900 Third Avenue
           Floor 5
           New York, NY 10022

13F File Number: 28-10380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Operating Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer             New York, New York             November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total: $2,170,694
                                         (thousands)


List of Other Included Managers:

No.          Form 13F File Number            Name

1.           28-10575                        Delta Offshore, Ltd.
2.           28-10576                        Delta Institutional, LP
3.           28-10829                        Trafelet & Company Advisors, LLC


                                                         FORM 13F INFORMATION TABLE

                                                           Trafelet & Company, LLC
                                                             September 30, 2005


COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                       VALUE      SHRS OR    SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)   PRN AMT    PRN  CALL   DSCRETN  MGRS      SOLE  SHARED   NONE
--------------                  --------         -----      --------   -------    ---  ----   -------  ----      ----  ------   ----
99 CENTS ONLY STORES            COM              65440K106    2,775       300,000  SH         SHARED    1, 2, 3  0      300,000  0
ADVANCE AMER CASH ADVANCE CT    COM              00739W107   11,492       867,300  SH         SHARED    1, 2, 3  0      867,300  0
AKAMAI TECHNOLOGIES INC         COM              00971T101   10,368       650,000  SH         SHARED    1, 2, 3  0      650,000  0
ALTRIA GROUP INC                COM              02209S103   18,428       250,000  SH         SHARED    1, 2, 3  0      250,000  0
ANTEON INTL CORP                COM              03674E108    8,898       208,100  SH         SHARED    1, 2, 3  0      208,100  0
ARENA RESOURCES INC             COM              40049108     8,969       363,100  SH         SHARED    1, 2, 3  0      363,100  0
ARMOR HLDGS INC                 COM              42260109    17,204       400,000  SH         SHARED    1, 2, 3  0      400,000  0
BANKRATE INC                    COM              06646V108   42,588     1,552,600  SH         SHARED    1, 2, 3  0    1,552,600  0
BE AEROSPACE INC                COM              73302101     7,042       425,000  SH         SHARED    1, 2, 3  0      425,000  0
C COR INC                       COM              125010108    8,471     1,255,000  SH         SHARED    1, 2, 3  0    1,255,000  0
CANADIAN NAT RES LTD            COM              136385101   49,185     1,088,400  SH         SHARED    1, 2, 3  0    1,088,400  0
CEMEX S A                       SPON ADR 5 ORD   151290889   20,920       400,000  SH         SHARED    1, 2, 3  0      400,000  0
CONSOL ENERGY INC               COM              20854P109   98,007     1,285,000  SH         SHARED    1, 2, 3  0    1,285,000  0
DENNYS CORP                     COM              24869P104   17,243    14,681,315  SH         SHARED    1, 2, 3  0   14,681,315  0
DOBSON COMMUNICATIONS CORP      COM              256069105   29,952     3,900,000  SH         SHARED    1, 2, 3  0    3,900,000  0
EZCORP INC                      CL A NON VTG     302301106    9,233       574,900  SH         SHARED    1, 2, 3  0      574,900  0
FLOWSERVE CORP                  COM              34354P105   19,938       548,500  SH         SHARED    1, 2, 3  0      548,500  0
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS   344419106   49,643       710,000  SH         SHARED    1, 2, 3  0      710,000  0
GILDAN ACTIVEWEAR INC           COM              375916103  116,984     3,060,000  SH         SHARED    1, 2, 3  0    3,060,000  0
GMX RES INC                     COM              38011M108   17,349       860,400  SH         SHARED    1, 2, 3  0      860,400  0
GOOGLE INC                      COM              38259P508   65,665       207,500  SH         SHARED    1, 2, 3  0      207,500  0
GRANT PRIDECO INC               COM              38821G101   32,520       800,000  SH         SHARED    1, 2, 3  0      800,000  0
HYPERCOM CORP                   COM              44913M105   13,691     2,099,800  SH         SHARED    1, 2, 3  0    2,099,800  0
ICONIX BRAND GROUP INC          COM              451055107   25,189     2,798,800  SH         SHARED    1, 2, 3  0    2,798,800  0
INPHONIC INC                    COM              45772G105   17,559     1,277,000  SH         SHARED    1, 2, 3  0    1,277,000  0
INTERNET CAP GROUP INC          COM NEW          46059C205   22,924     2,602,000  SH         SHARED    1, 2, 3  0    2,602,000  0
JARDEN CORP                     COM              471109108   36,963       900,000  SH         SHARED    1, 2, 3  0      900,000  0
LADISH INC                      COM NEW          505754200    5,145       295,000  SH         SHARED    1, 2, 3  0      295,000  0
MARTIN MARIETTA MATLS INC       COM              573284106    7,846       100,000  SH         SHARED    1, 2, 3  0      100,000  0
MIKOHN GAMING CORP              COM              59862K108   10,911       821,000  SH         SHARED    1, 2, 3  0      821,000  0
NATCO GROUP INC                 CL A             63227W203   38,646     1,526,300  SH         SHARED    1, 2, 3  0    1,526,300  0
NEXTEL PARTNRS                  CL A             65333F107   15,060       600,000  SH         SHARED    1, 2, 3  0      600,000  0
NRG ENERGY INC                  COM NEW          629377508   54,822     1,286,900  SH         SHARED    1, 2, 3  0    1,286,900  0
OFFICE DEPOT INC                COM              676220106   54,203     1,825,000  SH         SHARED    1, 2, 3  0    1,825,000  0
OFFICE DEPOT INC                COM              676220106   29,700     1,000,000  SH  CALL   SHARED    1, 2, 3  0    1,000,000  0
PHILLIPS VAN HEUSEN CORP        COM              718592108    8,531       275,000  SH         SHARED    1, 2, 3  0      275,000  0
PLAINS EXPL & PRODTN CO         COM              726505100  139,593     3,260,000  SH         SHARED    1, 2, 3  0    3,260,000  0
PRECISION CASTPARTS CORP        COM              740189105   25,722       484,400  SH         SHARED    1, 2, 3  0      484,400  0
PRECISION CASTPARTS CORP COM    COM              740189105   34,515       650,000  SH  CALL   SHARED    1, 2, 3  0      650,000  0
PRECISION CASTPARTS CORP COM    COM              740189105   26,550       500,000  SH  CALL   SHARED    1, 2, 3  0      500,000  0
PRIVATE MEDIA GROUP INC         COM              74266R104    1,936       972,800  SH         SHARED    1, 2, 3  0      972,800  0
QUESTAR CORP                    COM              748356102   24,823       281,700  SH         SHARED    1, 2, 3  0      281,700  0
QUESTAR CORP                    COM              7483560AO   66,090       750,000  SH  CALL   SHARED    1, 2, 3  0      750,000  0
QUESTAR CORP                    COM              7483560JQ   22,030       250,000  SH  CALL   SHARED    1, 2, 3  0      250,000  0
QUESTAR CORP                    COM              7483560KQ   44,060       500,000  SH  CALL   SHARED    1, 2, 3  0      500,000  0
SCIENTIFIC GAMES CORP           CL A             80874P109   32,643     1,053,000  SH         SHARED    1, 2, 3  0    1,053,000  0
SEARS HLDGS CORP                COM              812350106  136,997     1,101,000  SH         SHARED    1, 2, 3  0    1,101,000  0
SEARS HLDGS CORP                COM              812350106   93,323       750,000  SH  CALL   SHARED    1, 2, 3  0      750,000  0
TXU CORP                        COM              873168108   52,489       465,000  SH         SHARED    1, 2, 3  0      465,000  0
ULTRA PETROLEUM CORP            COM              903914109  219,568     3,860,200  SH         SHARED    1, 2, 3  0    3,860,200  0
ULTRA PETROLEUM CORP            COM              903914109   34,128       600,000  SH  CALL   SHARED    1, 2, 3  0      600,000  0
ULTRA PETROLEUM CORP            COM              903914109  147,888     2,600,000  SH  CALL   SHARED    1, 2, 3  0    2,600,000  0
WALTER INDS INC                 COM              93317Q105   39,136       800,000  SH         SHARED    1, 2, 3  0      800,000  0
WET SEAL INC                    CL A             961840105   14,654     3,256,500  SH         SHARED    1, 2, 3  0    3,256,500  0
WILSONS THE LEATHER EXPERTS     COM              972463103   10,485     1,718,800  SH         SHARED    1, 2, 3  0    1,718,800  0


03388.0003 #616679